Fees Summary	Oct. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,158,131,882.37
Previously Paid Amount	0
Total Fee Amount	177,309.99
Total Offset Amount	0
Net Fee	$ 177,309.99